Equity - Additional Information (Detail) shares in Millions	12 Months Ended
	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares
Disclosure of classes of share capital [line items]
Common shares par value | $ / shares	$ 10	$ 10
Shares allocated for exercise of employee stock options	500,000,000	500,000,000
Issued capital	25,930.3	25,930.3
Legal capital reserve percentage		10.00%
Percentage of paid in capital on reserve used to offset deficit or distribute as dividend in cash or stock	25.00%
Top of range [member]
Disclosure of classes of share capital [line items]
Total distribution	50.00%
American Depositary Shares (one represents five common shares) [member]
Disclosure of classes of share capital [line items]
Issued capital	1,068.2
Number of shares issued	5,340.8